RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Power purchase and revenue agreements	$ 209	$ 134	$ 368	$ 274
Wind levelization agreement	0	3	1	4
Total related party revenues	209	137	369	278
Direct operating costs
Energy purchases	(2)	(3)	(5)	(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurance services	(7)	(7)	(14)	(13)
Total related party direct operating costs	(15)	(16)	(31)	(30)
Management service costs	(23)	(21)	(44)	(42)
Brookfield Asset Management
Direct operating costs
Insurance services	(1)	(1)	(1)	(1)
Interest expense	$ 0	$ (3)	$ (3)	$ (5)